Exceptional items (Tables)	12 Months Ended
Jun. 30, 2020
Exceptional items
Schedule of exceptional items

	2020	2019	2018
	£’000	£’000	£’000
Compensation paid for loss of office	—	(19,599)	—
Football League pension scheme deficit (note 28)	—	—	(1,917)
	—	(19,599)	(1,917)